Short-Term Bank Deposits	6 Months Ended
Jun. 30, 2019
Debt Disclosure [Abstract]
SHORT-TERM BANK DEPOSITS

NOTE 5: - SHORT-TERM BANK DEPOSITS

Currency	Interest rate (%)	Deposit amount	Maturity date
As of June 30, 2019

U.S. dollars	2.90	$4,000	July 10, 2019
U.S. dollars	3.08	$11,018	August 8, 2019
U.S. dollars	2.55	$1,800	September 12, 2019
U.S. dollars	3.27	$30,000	February 6, 2020
		$46,818

Short-term bank deposits include accrued interest of $549 as of June 30, 2019.